Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Net income	$ 218,927	$ 213,315	$ 139,142
Other comprehensive (loss) income:
Unrealized (loss) gain on qualifying cash flow hedging instrument in equity accounted joint ventures before reclassifications, net of tax (note 5d)	(3,085)	131
Realized loss on qualifying cash flow hedging instrument in equity accounted joint ventures reclassified to equity income, net of tax (note 5d)	1,551
Other comprehensive (loss) income	(1,534)	131
Comprehensive income	217,393	213,446	139,142
Non-controlling interest in comprehensive income	13,489	12,073	15,437
General and limited partners' interest in comprehensive income	$ 203,904	$ 201,373	$ 123,705